Interest Expense - Schedule of Interest Expense (Details) - CAD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Schedule of Interest Expense [Abstract]
Interest on indebtedness	$ 58,919	$ 55,455	$ 172,824	$ 173,411
Interest on satellite performance incentive payments	227	278	716	881
Interest on significant financing component	2,993	3,371	9,372	10,518
Interest on employee benefit plans, net	(268)	(38)	(801)	(116)
Interest on leases	523	377	1,558	1,121
Capitalized interest	(8,197)		(19,177)
Interest expense	$ 54,197	$ 59,443	$ 164,492	$ 185,815